Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-48.92%(a)
Agricultural & Farm Machinery-0.48%
John Deere Capital Corp. Series B (3 mo. USD LIBOR + 0.40%)(b)	0.65%	06/07/2021	$ 9,638	$ 9,660,837
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,745,728
John Deere Capital Corp.	2.88%	03/12/2021	5,000	5,039,309
				17,445,874
Application Software-0.14%
Intuit, Inc.	0.65%	07/15/2023	5,000	5,031,893
Automobile Manufacturers-2.86%
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	0.58%	05/10/2023	15,000	15,027,908
American Honda Finance Corp. Series 2019-B, Class A2B (3 mo. USD LIBOR + 0.35%)(b)	0.60%	06/11/2021	5,625	5,634,799
American Honda Finance Corp. (3 mo. USD LIBOR + 0.47%)(b)	0.70%	01/08/2021	8,667	8,671,992
BMW US Capital LLC (Germany)(c)	2.00%	04/11/2021	34,775	34,943,565
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	1.17%	07/08/2021	5,000	5,005,408
Toyota Motor Credit Corp.	0.45%	07/22/2022	6,801	6,831,048
Toyota Motor Credit Corp.	0.50%	08/14/2023	17,605	17,664,035
Toyota Motor Credit Corp.	2.60%	01/11/2022	6,000	6,151,819
Volkswagen Group of America Finance LLC (Germany)(c)	2.50%	09/24/2021	3,500	3,557,043
				103,487,617
Biotechnology-1.07%
AbbVie, Inc. (3 mo. USD LIBOR + 0.46%)(b)	0.69%	11/19/2021	28,777	28,844,167
Gilead Sciences, Inc.	0.75%	09/29/2023	9,999	10,031,055
				38,875,222
Cable & Satellite-0.23%
NBCUniversal Enterprise, Inc. (3 mo. USD LIBOR + 0.40%)(b)(c)	0.63%	04/01/2021	8,400	8,411,058
Construction Machinery & Heavy Trucks-0.81%
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.20%)(b)	0.41%	11/12/2021	9,524	9,536,404
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.22%)(b)	0.45%	01/06/2022	4,938	4,945,217
Caterpillar Financial Services Corp. Series I (3 mo. USD LIBOR + 0.39%)(b)	0.61%	05/17/2021	15,000	15,026,886
				29,508,507
Consumer Finance-1.05%
American Express Co. (3 mo. USD LIBOR + 0.53%)(b)	0.75%	05/17/2021	4,117	4,124,387
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	0.83%	11/05/2021	18,663	18,745,026
Capital One N.A.	2.25%	09/13/2021	15,000	15,201,790
				38,071,203
Data Processing & Outsourced Services-0.39%
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,932,245
PayPal Holdings, Inc.	2.20%	09/26/2022	4,013	4,147,887
				14,080,132
Diversified Banks-23.17%
ABN AMRO Bank N.V. (Netherlands) (3 mo. USD LIBOR + 0.41%)(b)(c)	0.63%	01/19/2021	16,443	16,454,251
ABN AMRO Bank N.V. (Netherlands) (3 mo. USD LIBOR + 0.57%)(b)(c)	0.80%	08/27/2021	18,221	18,298,742
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(b)(c)	0.70%	11/21/2022	11,163	11,233,360
Australia & New Zealand Banking Group Ltd. (Australia)	3.30%	05/17/2021	6,000	6,086,439
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.88%	06/25/2022	9,600	9,631,277
Bank of America Corp.	2.50%	10/21/2022	14,418	14,698,510
Bank of America Corp.	3.30%	01/11/2023	18,000	19,097,879
Bank of America Corp.	4.10%	07/24/2023	5,000	5,476,388
Bank of Montreal (Canada) Series D (3 mo. USD LIBOR + 0.46%)(b)	0.68%	04/13/2021	5,000	5,008,143
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Bank of Montreal (Canada)	1.90%	08/27/2021	$ 6,565	$ 6,646,307
Bank of Montreal (Canada)	2.90%	03/26/2022	14,189	14,681,759
Bank of Nova Scotia (The) (Canada) (3 mo. USD LIBOR + 0.29%)(b)	0.52%	01/08/2021	5,000	5,001,729
Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	15,435,784
Bank of Nova Scotia (The) (Canada)	2.00%	11/15/2022	9,000	9,297,238
Bank of Nova Scotia (The) (Canada)	2.50%	01/08/2021	10,000	10,023,231
Banque Federative du Credit Mutuel S.A. (France)(c)	0.65%	02/27/2024	7,955	7,966,859
Banque Federative du Credit Mutuel S.A. (France)(c)	2.13%	11/21/2022	7,050	7,286,802
Banque Federative du Credit Mutuel S.A. (France)(c)	2.70%	07/20/2022	5,000	5,186,642
Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,701,478
BNP Paribas S.A. (France)	5.00%	01/15/2021	12,000	12,068,094
Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	17,264,763
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(b)	0.96%	06/16/2022	6,732	6,797,908
Capital One Bank USA N.A.(d)	2.01%	01/27/2023	10,715	10,901,423
Citigroup, Inc.(d)	2.88%	07/24/2023	11,030	11,456,906
Commonwealth Bank of Australia (Australia)(c)	2.00%	09/06/2021	4,371	4,431,546
Commonwealth Bank of Australia (Australia)(c)	2.75%	03/10/2022	10,500	10,837,134
Cooperatieve Rabobank U.A. (Netherlands) (3 mo. USD LIBOR + 0.43%)(b)	0.65%	04/26/2021	6,275	6,285,637
Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,886,514
Cooperatieve Rabobank U.A. (Netherlands)	4.50%	01/11/2021	6,491	6,520,922
Credit Agricole Corporate & Investment Bank S.A. (France) (3 mo. USD LIBOR + 0.40%)(b)(c)	0.62%	05/03/2021	10,000	10,014,307
Credit Agricole S.A. (France) (3 mo. USD LIBOR + 1.18%)(b)(c)	1.41%	07/01/2021	10,000	10,066,261
JPMorgan Chase & Co.	3.25%	09/23/2022	12,000	12,639,310
Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(b)	0.70%	05/07/2021	3,261	3,267,145
Manufacturers and Traders Trust Co. (3 mo. USD LIBOR + 0.27%)(b)	0.49%	01/25/2021	9,000	9,002,923
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(b)	0.87%	07/26/2021	12,372	12,414,250
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(b)	1.01%	07/25/2022	814	819,738
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.06%)(b)	1.31%	09/13/2021	5,000	5,037,342
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.95%	03/01/2021	9,621	9,684,836
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	11,879,378
Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.94%)(b)	1.16%	02/28/2022	15,702	15,851,611
MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,652,657
MUFG Union Bank N.A.	3.15%	04/01/2022	7,500	7,767,090
National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.35%)(b)(c)	0.57%	01/12/2021	3,000	3,001,236
National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.71%)(b)(c)	0.93%	11/04/2021	20,000	20,130,522
National Bank of Canada (Canada)(d)	0.90%	08/15/2023	5,000	5,037,031
National Bank of Canada (Canada)	2.10%	02/01/2023	15,000	15,519,640
Nordea Bank Abp (Finland)(c)	1.00%	06/09/2023	7,408	7,513,085
Nordea Bank Abp (Finland)(c)	4.88%	05/13/2021	12,000	12,238,942
PNC Bank N.A.(d)	2.03%	12/09/2022	15,000	15,262,667
PNC Bank N.A.(d)	2.23%	07/22/2022	17,000	17,212,620
Royal Bank of Canada (Canada)	0.50%	10/26/2023	11,764	11,816,472
Royal Bank of Canada (Canada) (3 mo. USD LIBOR + 0.47%)(b)	0.68%	04/29/2022	10,000	10,051,373
Royal Bank of Canada (Canada)	1.60%	04/17/2023	20,000	20,569,797
Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,522,704
Skandinaviska Enskilda Banken AB (Sweden) (3 mo. USD LIBOR + 0.43%)(b)(c)	0.65%	05/17/2021	5,000	5,008,684
Skandinaviska Enskilda Banken AB (Sweden)(c)	3.05%	03/25/2022	12,000	12,426,223
Standard Chartered PLC (United Kingdom)(c)(d)	1.32%	10/14/2023	4,546	4,595,006
Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.35%)(b)	0.58%	07/16/2021	20,000	20,032,721
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.11%)(b)	1.34%	07/14/2021	6,200	6,239,767
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(b)	1.36%	10/19/2021	4,275	4,314,047
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	11,183,337
Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,498,079
Svenska Handelsbanken AB (Sweden) (3 mo. USD LIBOR + 1.15%)(b)	1.37%	03/30/2021	10,000	10,036,670
Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	12,142,818
Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	12,238,824
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Toronto-Dominion Bank (The) (Canada)	0.45%	09/11/2023	$ 20,000	$ 20,028,719
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.24%)(b)	0.46%	01/25/2021	3,000	3,001,219
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.35%)(b)	0.57%	07/22/2022	10,000	10,024,157
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(b)	0.57%	01/27/2023	9,108	9,136,692
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.43%)(b)	0.68%	06/11/2021	10,000	10,023,641
Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	15,129,559
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.90%)(b)	1.12%	07/13/2021	4,225	4,247,837
U.S. Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	0.53%	02/04/2021	9,375	9,377,629
U.S. Bank N.A. (3 mo. USD LIBOR + 0.32%)(b)	0.54%	04/26/2021	12,500	12,511,510
U.S. Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	0.60%	11/16/2021	3,000	3,008,689
U.S. Bank N.A. (3 mo. USD LIBOR + 0.44%)(b)	0.65%	05/23/2022	10,000	10,050,672
United Overseas Bank Ltd. (Singapore) (3 mo. USD LIBOR + 0.48%)(b)(c)	0.69%	04/23/2021	4,700	4,704,147
Wells Fargo & Co.	2.63%	07/22/2022	8,810	9,129,990
Wells Fargo & Co.	4.60%	04/01/2021	15,000	15,212,328
Wells Fargo Bank N.A.(d)	2.90%	05/27/2022	12,500	12,654,890
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.34%)(b)	0.56%	01/25/2021	10,064	10,069,178
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.85%)(b)	1.08%	08/19/2021	6,991	7,031,958
Westpac Banking Corp. (Australia)	2.00%	01/13/2023	7,499	7,769,166
				838,464,759
Diversified Capital Markets-1.90%
Credit Suisse AG (Switzerland) (SOFR + 0.45%)(b)	0.54%	02/04/2022	15,000	15,023,526
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,824,255
Credit Suisse AG (Switzerland)	3.00%	10/29/2021	11,391	11,668,425
Macquarie Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.45%)(b)(c)	0.66%	11/24/2021	15,000	15,053,134
Macquarie Bank Ltd. (Australia)(c)	2.85%	01/15/2021	13,000	13,040,502
				68,609,842
Electric Utilities-1.55%
American Electric Power Co., Inc. Series M	0.75%	11/01/2023	4,557	4,564,361
Duke Energy Corp. (3 mo. USD LIBOR + 0.50%)(b)(c)	0.72%	05/14/2021	18,000	18,035,848
Duke Energy Florida LLC Series A (3 mo. USD LIBOR + 0.25%)(b)	0.48%	11/26/2021	5,000	5,006,435
Duke Energy Progress LLC Series A (3 mo. USD LIBOR + 0.18%)(b)	0.40%	02/18/2022	9,756	9,757,556
NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.48%)(b)	0.70%	05/04/2021	9,156	9,170,340
NextEra Energy Capital Holdings, Inc.	2.90%	04/01/2022	9,107	9,413,786
				55,948,326
Financial Exchanges & Data-0.14%
Intercontinental Exchange, Inc.	0.70%	06/15/2023	4,939	4,999,204
Food Retail-0.55%
Nestle Holdings, Inc.(c)	0.38%	01/15/2024	20,000	19,986,755
Industrial Conglomerates-0.30%
Honeywell International, Inc. (3 mo. USD LIBOR + 0.23%)(b)	0.46%	08/19/2022	5,095	5,099,249
Siemens Financieringsmaatschappij N.V. (Germany)(c)	2.70%	03/16/2022	5,530	5,703,252
				10,802,501
Insurance Brokers-0.32%
Aon PLC	2.80%	03/15/2021	7,512	7,551,506
Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(b)	1.42%	12/29/2021	4,000	4,001,717
				11,553,223
Integrated Oil & Gas-0.72%
Exxon Mobil Corp.	1.57%	04/15/2023	12,409	12,763,183
Shell International Finance B.V. (Netherlands)	0.38%	09/15/2023	13,333	13,362,139
				26,125,322
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Banking & Brokerage-2.48%
Goldman Sachs Group, Inc. (The)(d)	0.63%	11/17/2023	$ 13,889	$ 13,932,554
Goldman Sachs Group, Inc. (The)	5.25%	07/27/2021	7,766	8,012,621
Goldman Sachs Group, Inc. (The)	5.75%	01/24/2022	15,000	15,923,485
Morgan Stanley(d)	0.56%	11/10/2023	7,999	8,008,402
Morgan Stanley (SOFR + 0.83%)(b)	0.92%	06/10/2022	12,000	12,029,294
Morgan Stanley (3 mo. USD LIBOR + 1.40%)(b)	1.61%	04/21/2021	14,096	14,170,222
Morgan Stanley	5.75%	01/25/2021	17,539	17,678,264
				89,754,842
IT Consulting & Other Services-0.28%
International Business Machines Corp. (3 mo. USD LIBOR + 0.40%)(b)	0.62%	05/13/2021	10,000	10,016,970
Life & Health Insurance-4.38%
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	0.69%	06/25/2021	2,000	2,004,768
AIG Global Funding(c)	0.80%	07/07/2023	7,317	7,389,753
AIG Global Funding Series 2019-A2, Class A(c)	2.30%	07/01/2022	5,000	5,151,378
Athene Global Funding(c)	1.20%	10/13/2023	17,232	17,335,549
Athene Global Funding(c)	2.80%	05/26/2023	4,927	5,143,616
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	0.69%	01/06/2023	10,000	10,039,133
Jackson National Life Global Funding(c)	2.10%	10/25/2021	10,350	10,525,445
Jackson National Life Global Funding(c)	3.30%	02/01/2022	10,000	10,347,238
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	0.64%	01/17/2023	10,000	10,045,811
Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(b)(c)	0.46%	01/08/2021	15,202	15,206,942
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	0.66%	01/13/2023	3,749	3,767,561
Metropolitan Life Global Funding I(c)	0.90%	06/08/2023	9,524	9,652,620
Metropolitan Life Global Funding I(c)	2.40%	01/08/2021	3,945	3,953,567
New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(b)(c)	0.50%	01/28/2021	3,500	3,501,567
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	0.55%	08/06/2021	3,335	3,342,095
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	0.66%	07/12/2022	8,889	8,938,954
New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,300,921
New York Life Global Funding(c)	2.00%	04/13/2021	5,125	5,157,951
New York Life Global Funding(c)	2.30%	06/10/2022	5,000	5,156,189
Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,640,048
Protective Life Global Funding(c)	0.63%	10/13/2023	5,082	5,115,659
				158,716,765
Movies & Entertainment-0.13%
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.25%)(b)	0.48%	09/01/2021	4,762	4,768,094
Multi-line Insurance-0.61%
MassMutual Global Funding II(c)	0.85%	06/09/2023	14,150	14,320,474
MassMutual Global Funding II(c)	2.50%	04/13/2022	7,500	7,735,051
				22,055,525
Oil & Gas Refining & Marketing-0.27%
Phillips 66 (3 mo. USD LIBOR + 0.60%)(b)	0.83%	02/26/2021	1,811	1,811,175
Phillips 66	0.90%	02/15/2024	7,814	7,824,348
				9,635,523
Other Diversified Financial Services-0.61%
Daimler Finance North America LLC(c)	2.85%	01/06/2022	8,441	8,661,901
USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	13,305,834
				21,967,735
Personal Products-0.11%
Unilever Capital Corp. (United Kingdom)	0.38%	09/14/2023	3,917	3,923,256
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals-0.63%
Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(b)(c)	0.86%	06/25/2021	$ 6,798	$ 6,813,935
Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,520,716
GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(b)	0.57%	05/14/2021	3,378	3,382,511
				22,717,162
Regional Banks-1.99%
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	0.94%	02/14/2022	5,000	5,023,836
Citizens Bank N.A.	3.25%	02/14/2022	2,548	2,630,864
Fifth Third Bank	1.80%	01/30/2023	7,143	7,356,578
Fifth Third Bank	3.35%	07/26/2021	4,999	5,085,640
Huntington National Bank (The)	3.13%	04/01/2022	2,682	2,778,852
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	0.87%	02/01/2022	11,539	11,614,244
KeyBank N.A.	1.25%	03/10/2023	10,901	11,119,383
KeyBank N.A.	2.30%	09/14/2022	5,500	5,696,848
KeyCorp	5.10%	03/24/2021	3,750	3,805,739
Truist Bank (3 mo. USD LIBOR + 0.59%)(b)	0.81%	05/17/2022	14,167	14,256,762
Truist Financial Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.88%	04/01/2022	2,500	2,516,171
				71,884,917
Restaurants-0.44%
Starbucks Corp.	2.10%	02/04/2021	15,895	15,922,700
Semiconductors-0.16%
QUALCOMM, Inc.	3.00%	05/20/2022	5,515	5,735,506
Soft Drinks-0.12%
PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,294,625
Systems Software-0.20%
Oracle Corp.	2.50%	10/15/2022	7,000	7,283,570
Technology Hardware, Storage & Peripherals-0.20%
Apple, Inc.	0.75%	05/11/2023	7,143	7,232,415
Thrifts & Mortgage Finance-0.46%
Nationwide Building Society (United Kingdom)(c)	2.00%	01/27/2023	8,571	8,853,628
Nationwide Building Society (United Kingdom)(c)	2.45%	07/27/2021	7,800	7,909,818
				16,763,446
Trucking-0.17%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	1.18%	06/01/2021	6,383	6,316,331
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,757,313,458)					1,770,390,820
Commercial Paper-32.78%(e)
Automobile Manufacturers-1.39%
American Honda Finance Corp.	0.25%	01/25/2021		30,555	30,544,353
Volkswagen Group of America Finance LLC (Germany)(c)	0.52%	11/08/2021		20,000	19,881,856
					50,426,209
Consumer Finance-0.71%
General Motors Financial Co., Inc.(c)	0.65%	01/04/2021		9,400	9,394,215
General Motors Financial Co., Inc.(c)	0.70%	01/12/2021		8,600	8,593,354
General Motors Financial Co., Inc.(c)	0.75%	01/20/2021		2,000	1,998,130
General Motors Financial Co., Inc.(c)	0.75%	02/16/2021		5,800	5,791,065
					25,776,764
Diversified Banks-3.46%
Barclays Bank PLC (United Kingdom)	0.32%	03/22/2021		35,000	34,978,440
BPCE S.A. (France)(c)	0.30%	08/03/2021		22,500	22,457,104
Danske Bank A/S (Denmark)(c)	0.61%-0.61%	02/26/2021		31,500	31,484,292
HSBC USA, Inc.(c)	0.55%-0.55%	02/01/2021		29,800	29,785,033
HSBC USA, Inc.(c)	0.37%	05/19/2021		6,500	6,488,581
					125,193,450
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-0.83%
Enel Finance America LLC(c)	0.30%	02/23/2021	$ 30,000	$ 29,983,567
Diversified Chemicals-0.21%
Eastman Chemical Co.(c)	0.27%	12/02/2020	7,500	7,499,940
Diversified Metals & Mining-0.77%
Glencore Funding LLC (Australia)(c)	0.57%	12/07/2020	18,000	17,999,143
Glencore Funding LLC (Australia)(c)	0.57%	03/08/2021	10,000	9,984,701
				27,983,844
Diversified Support Services-0.97%
Brookfield BRP Holdings Canada, Inc. (Canada)	0.37%	01/11/2021	10,000	9,997,632
Brookfield BRP Holdings Canada, Inc. (Canada)	0.39%	01/20/2021	25,000	24,992,598
				34,990,230
Electric Utilities-1.47%
Duke Energy Corp.(c)	0.25%	02/17/2021	14,200	14,192,895
Entergy Corp.(c)	0.22%	01/20/2021	15,000	14,993,009
Entergy Corp.(c)	0.35%	02/23/2021	24,053	24,033,009
				53,218,913
Environmental & Facilities Services-0.74%
Waste Management, Inc.(c)	0.40%	08/16/2021	27,000	26,935,897
Financial Exchanges & Data-0.97%
Intercontinental Exchange, Inc.(c)	0.37%	01/06/2021	10,000	9,996,985
Intercontinental Exchange, Inc.(c)	0.35%	03/02/2021	25,000	24,977,625
				34,974,610
Gas Utilities-0.41%
WGL Holdings, Inc.(c)	0.25%	12/09/2020	15,000	14,999,456
Health Care Services-1.23%
Cigna Corp.(c)	0.20%	12/03/2020	24,400	24,399,705
CommonSpirit Health; Series A	0.50%	12/09/2020	7,600	7,599,820
CommonSpirit Health; Series A	0.36%	03/11/2021	12,380	12,367,531
				44,367,056
Integrated Oil & Gas-3.30%
Eni Finance USA, Inc. (Italy)(c)	0.30%	12/09/2020	10,000	9,999,637
Eni Finance USA, Inc. (Italy)(c)	0.35%	01/07/2021	20,000	19,993,498
Eni Finance USA, Inc. (Italy)(c)	0.35%	01/15/2021	12,500	12,494,474
Eni Finance USA, Inc. (Italy)(c)	0.38%	01/26/2021	12,750	12,742,712
Shell International Finance B.V. (Netherlands)(c)	2.11%	02/02/2021	10,000	9,997,191
Suncor Energy, Inc. (Canada)(c)	0.30%	01/22/2021	13,275	13,270,896
Suncor Energy, Inc. (Canada)(c)	0.32%	02/18/2021	7,000	6,996,453
Suncor Energy, Inc. (Canada)(c)	0.30%	04/06/2021	34,000	33,966,176
				119,461,037
Managed Health Care-1.15%
Humana, Inc.(c)	0.20%	12/18/2020	3,800	3,799,004
Humana, Inc.(c)	0.30%	01/13/2021	11,200	11,192,143
Humana, Inc.(c)	0.25%	01/22/2021	16,000	15,986,338
Humana, Inc.(c)	0.27%	01/25/2021	10,800	10,790,222
				41,767,707
Motorcycle Manufacturers-0.74%
Harley-Davidson Financial Services, Inc.(c)	0.56%-0.58%	03/03/2021	24,100	24,060,030
Harley-Davidson Financial Services, Inc.(c)	0.58%	04/06/2021	2,700	2,692,952
				26,752,982
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Movies & Entertainment-0.55%
Walt Disney Co. (The)(c)	0.71%	04/23/2021	$ 20,000	$ 19,974,160
Multi-Utilities-2.65%
Engie S.A. (France)(c)	0.24%	02/12/2021	34,000	33,984,345
Engie S.A. (France)(c)	0.28%	05/17/2021	12,000	11,981,912
NiSource, Inc.(c)	0.24%	01/05/2021	25,000	24,995,025
NiSource, Inc.(c)	0.22%	01/08/2021	25,000	24,994,556
				95,955,838
Office REITs-0.80%
Alexandria Real Estate Equities, Inc.(c)	0.20%-0.21%	12/02/2020	29,018	29,017,476
Oil & Gas Refining & Marketing-1.01%
Marathon Petroleum Corp.(c)	0.34%	12/03/2020	14,850	14,849,821
Marathon Petroleum Corp.(c)	0.32%	12/08/2020	21,600	21,599,289
				36,449,110
Oil & Gas Storage & Transportation-4.43%
Enable Midstream Partners L.P.(c)	0.75%	02/02/2021	28,800	28,776,653
ETP Legacy L.P.(c)	0.60%	12/01/2020	72,000	71,999,210
ETP Legacy L.P.(c)	0.70%	12/21/2020	6,600	6,598,314
Plains All American Pipeline L.P.(c)	0.50%	12/02/2020	7,300	7,299,941
Plains All American Pipeline L.P.(c)	0.53%	12/03/2020	10,000	9,999,879
Plains All American Pipeline L.P.(c)	0.50%	12/04/2020	20,000	19,999,678
TransCanada PipeLines Ltd. (Canada)(c)	0.29%	01/08/2021	15,500	15,496,625
				160,170,300
Other Diversified Financial Services-1.91%
White Plains Capital Co. LLC(c)	1.31%	01/12/2021	22,000	21,987,702
White Plains Capital Co. LLC(c)	1.06%	02/17/2021	12,500	12,488,616
White Plains Capital Co. LLC(c)	1.01%	04/06/2021	16,000	15,978,156
White Plains Capital Co. LLC(c)	1.01%	04/13/2021	18,800	18,772,709
				69,227,183
Packaged Foods & Meats-0.28%
Campbell Soup Co.(c)	0.75%	03/01/2021	10,000	9,993,933
Restaurants-0.41%
Starbucks Corp.(c)	1.93%	01/29/2021	15,000	14,990,625
Soft Drinks-0.97%
Coca-Cola Co. (The)(c)	0.27%-1.60%	01/12/2021	35,000	34,995,025
Specialized REITs-0.73%
Crown Castle International Corp.(c)	0.41%	12/09/2020	26,300	26,297,633
Trucking-0.69%
Aviation Capital Group LLC(c)	0.35%	12/01/2020	25,000	24,999,899
Total Commercial Paper (Cost $1,186,049,559)					1,186,402,844
Asset-Backed Securities-9.11%
Auto Loans/Leases-5.22%
ARI Fleet Lease Trust; Series 2020-A, Class A2(c)	1.77%	08/15/2028		5,500	5,556,109
BMW Vehicle Owner Trust; Series 2020-A, Class A2	0.39%	02/27/2023		4,625	4,629,064
CarMax Auto Owner Trust;
Series 2017-2, Class A3	1.93%	03/15/2022		280	280,526
Series 2019-2, Class A2A	2.69%	07/15/2022		1,307	1,310,986
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
Chesapeake Funding II LLC (Canada);
Series 2017-2A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	0.59%	05/15/2029	$ 111	$ 110,776
Series 2017-3A, Class A2 (1 mo. USD LIBOR + 0.34%)(b)(c)	0.48%	08/15/2029	406	405,632
Series 2017-4A, Class A1(c)	2.12%	11/15/2029	509	512,578
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	3,686	3,798,384
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	3,402	3,470,321
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	0.59%	04/15/2030	5,743	5,742,693
Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.79%	08/16/2032	4,669	4,677,932
Enterprise Fleet Financing LLC;
Series 2019-1, Class A2(c)	2.98%	10/20/2024	4,359	4,436,783
Series 2020-2, Class A2(c)	0.61%	07/20/2026	20,000	20,022,224
Ford Credit Auto Owner Trust; Series 2020-B, Class A2	0.50%	02/15/2023	8,958	8,967,798
HPEFS Equipment Trust;
Series 2020-1A, Class A2(c)	1.73%	02/20/2030	5,330	5,373,480
Series 2020-2A, Class A2(c)	0.65%	07/22/2030	11,000	11,023,888
Mercedes-Benz Auto Receivables Trust; Series 2020-1, Class A2	0.46%	03/15/2023	5,500	5,507,286
NextGear Floorplan Master Owner Trust;
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.79%	02/15/2024	12,750	12,802,986
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	0.84%	10/15/2024	10,000	10,102,140
Nissan Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.27%)(b)	0.41%	10/15/2021	3,091	3,094,463
Series 2020-B, Class A2	0.34%	12/15/2022	6,500	6,503,719
Santander Retail Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.36%)(b)(c)	0.51%	04/20/2022	4,462	4,463,553
Series 2019-C, Class A2B (1 mo. USD LIBOR + 0.34%)(b)(c)	0.49%	09/20/2022	6,780	6,787,234
Series 2020-B, Class A2(c)	0.42%	11/20/2023	14,500	14,521,936
Tesla Auto Lease Trust;
Series 2019-A, Class A2(c)	2.13%	04/20/2022	14,336	14,469,007
Series 2020-A, Class A2(c)	0.55%	05/22/2023	2,250	2,254,315
Volkswagen Auto Loan Enhanced Trust; Series 2020-1, Class A2A	0.93%	12/20/2022	4,702	4,715,359
Volvo Financial Equipment LLC; Series 2018-1A, Class A3(c)	2.54%	02/15/2022	2,875	2,886,593
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD LIBOR + 0.52%)(b)(c)	0.66%	07/17/2023	11,300	11,331,870
Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	8,300	8,315,297
World Omni Automobile Lease Securitization Trust; Series 2019-A, Class A2	2.89%	11/15/2021	745	746,263
				188,821,195
Collateralized Mortgage Obligations-0.10%
MMAF Equipment Finance LLC; Series 2020-A, Class A2(c)	0.74%	04/09/2024	3,500	3,513,381
Consumer Finance-0.34%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,423,834
Credit Cards-1.89%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024	12,000	12,380,119
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	0.62%	12/07/2023	15,500	15,565,147
Discover Card Execution Note Trust; Series 2019-A2, Class A (1 mo. USD LIBOR + 0.27%)(b)	0.41%	12/15/2023	7,500	7,518,152
Evergreen Credit Card Trust (Canada);
Series 2019-1, Class A (1 mo. USD LIBOR + 0.48%)(b)(c)	0.62%	01/15/2023	8,000	8,005,733
Series 2019-3, Class A (1 mo. USD LIBOR + 0.37%)(b)(c)	0.51%	10/16/2023	10,200	10,221,627
Golden Credit Card Trust (Canada); Series 2019-1A, Class A (1 mo. USD LIBOR + 0.45%)(b)(c)	0.59%	12/15/2022	14,500	14,520,117
				68,210,895
Equipment Leasing-0.74%
Dell Equipment Finance Trust;
Series 2019-1, Class A2(c)	2.78%	08/23/2021	995	997,453
Series 2019-2, Class A2(c)	1.95%	12/22/2021	7,769	7,820,345
Series 2020-2, Class A2(c)	0.47%	10/24/2022	7,250	7,264,827
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Equipment Leasing-(continued)
MMAF Equipment Finance LLC;
Series 2019-A, Class A2(c)	2.84%	01/10/2022	$ 1,880	$ 1,887,159
Series 2020-BA, Class A2(c)	0.38%	08/14/2023	3,000	3,002,192
Transportation Finance Equipment Trust; Series 2019-1, Class A2(c)	1.90%	01/24/2022	5,870	5,897,309
				26,869,285
Specialized Finance-0.82%
Navient Private Education Refi Loan Trust;
Series 2019-FA, Class A1(c)	2.18%	08/15/2068	928	929,875
Series 2020-FA, Class A(c)	1.22%	07/15/2069	5,981	6,023,141
Navient Student Loan Trust;
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	0.65%	09/27/2066	14,293	14,270,568
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	0.42%	02/27/2068	3,263	3,266,278
SoFi Professional Loan Program LLC; Series 2019-B, Class A1FX(c)	2.78%	08/17/2048	826	829,528
SoFi Professional Loan Program Trust; Series 2020-A, Class A1FX(c)	2.06%	05/15/2046	4,362	4,404,971
				29,724,361
Total Asset-Backed Securities (Cost $327,697,783)					329,562,951
U.S. Treasury Securities-4.15%
U.S. Treasury Bills-2.76%(e)
U.S. Treasury Bills	0.09%-0.13%	01/21/2021		20,300	20,298,131
U.S. Treasury Bills	0.11%-0.12%	02/04/2021		57,000	56,992,779
U.S. Treasury Bills	0.12%	03/04/2021		9,500	9,498,165
U.S. Treasury Bills	0.14%	07/15/2021		12,500	12,493,820
U.S. Treasury Bills	0.13%	08/12/2021		500	499,744
					99,782,639
U.S. Treasury Notes-1.39%
U.S. Treasury Notes	0.13%	05/15/2023		20,000	19,982,813
U.S. Treasury Notes	0.13%	08/15/2023		20,000	19,974,219
U.S. Treasury Notes	0.25%	11/15/2023		10,250	10,268,818
					50,225,850
Total U.S. Treasury Securities (Cost $149,899,208)					150,008,489
Certificates of Deposit-0.66%
Diversified Banks-0.66%
Cooperatieve Rabobank U.A. (Netherlands); Series B (3 mo. USD LIBOR + 0.30%)(b)	0.55%	06/17/2021		15,000	15,024,312
Swedbank AB (Sweden) (3 mo. USD LIBOR + 0.40%)(b)	0.62%	04/27/2021		9,000	9,015,501
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-95.62% (Cost $3,444,958,184)					3,460,404,917
			Repurchase Amount
Repurchase Agreements-4.27%(f)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $284,803,884; 0.00% - 12.00%; 03/10/2021 - 01/15/2077)(g)	0.71%	-		-	40,000,000
J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by domestic corporate obligations valued at $12,957,168; 0.00% - 6.38%; 12/15/2020 - 06/01/2046)(g)	0.54%	-		-	12,000,000
Nomura Securities International, Inc., joint term agreement dated 11/30/2020, aggregate maturing value of $50,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities valued at $55,000,030; 0.00% - 6.40%; 12/25/2036 - 04/30/2050)(b)	0.97%	03/30/2021		25,000,000	25,000,000
Societe Generale, joint term agreement dated 08/05/2020, aggregate maturing value of $100,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $109,617,299; 0.00% - 12.25%; 01/26/2021 - 10/07/2079)(b)	0.74%	04/22/2021		50,000,000	50,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Truist Securities, joint term agreement dated 11/06/2020, aggregate maturing value of $60,022,500 (collateralized by domestic corporate obligations and U.S. Treasury obligations valued at $65,049,712; 0.00% - 7.88%; 12/31/2020 - 04/01/2048)(h)	0.50%	12/03/2020	$27,510,313	$ 27,500,000
Total Repurchase Agreements (Cost $154,500,000)					154,500,000
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $3,599,458,184)					3,614,904,917
OTHER ASSETS LESS LIABILITIES-0.11%					3,976,108
NET ASSETS-100.00%					$3,618,881,025
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $1,907,893,996, which represented 52.72% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Conservative Income Fund